Outstanding Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Outstanding Debt
(10)	Outstanding Debt

On June 6, 2019, the Company entered into an agreement with two institutional investors, pursuant to which the investors agreed to transfer and surrender warrants to purchase 5,605 shares of the Company’s common stock (the “Series D Warrants”) and warrants to purchase 0.1 million shares of the Company’s common stock (the “Pre-Funded Series D Warrants”) for cancellation by the Company. Under the terms of the Purchase Agreement, the Company agreed to sell and issue to the investors 8% Senior Secured Promissory Notes in an aggregate principal amount of $2.0 million in full payment and satisfaction of the purchase price for the Series D Warrants and Pre-Funded Series D Warrants. This agreement was effective on July 15, 2019, upon the closing of the Company’s Private Placement discussed further in Note 11. Following the closing of the Private Placement, the Company entered into an agreement under which the 8% Senior Secured Promissory Notes became convertible into shares of Series E Preferred Stock and Warrants at the price of $1,500 per Unit. The principal is recognized in Convertible notes payable, long-term on the consolidated balance sheet.

On April 19, 2019, April 26, 2019, May 9, 2019 and May 23, 2019, the Company issued 8% senior secured notes (collectively, the “2019 Notes”) in the aggregate principal amount of $3.3 million, to two institutional investors. The 2019 Notes bore interest at the rate of 8% per annum and were to mature on the six-month anniversary of issuance in each case. The 2019 Notes were not convertible. The 2019 Notes contained standard events of default and remedies and are secured by a lien on the Company’s assets. The 2019 Notes were exchanged as part of the recent equity financing discussed further in Note 11 and are no longer outstanding.

In March 2019, the Company exchanged all issued and outstanding shares of its Series D Preferred Stock (having an aggregate stated value of $1,160,000) and received $400,000 in cash proceeds in exchange for a senior secured promissory note (the “March 2019 Note”) in the principal amount of $1,560,000. The March 2019 Note bore interest at the rate of 8% per annum, and were to mature on April 1, 2020, and was not convertible. The March 2019 Note was exchanged as part of the recent equity financing discussed further in Note 9 and is no longer outstanding.

On June 4, 2018, July 21, 2018, August 29, 2018, and September 21, 2018, the Company issued 8% senior secured convertible notes (collectively, the “2018 Notes”) in the aggregate principal amount of $9.4 million to several institutional investors. The 2018 Notes bore interest at the rate of 8% per annum and had maturity dates between December 2018 and March 2021. The 2018 Notes were initially convertible and secured pursuant to a Security Agreement which created a first priority security interest in all of the personal property (other than Excluded Collateral as defined in the Security Agreement) of the Company of every kind and description, tangible or intangible, whether currently owned and existing or created or acquired in the future. In March 2019, the Company amended the June 2018, July 2018 and August 2018 Notes to make them non-convertible. There was no impact to the financial statements. In April 2019, the Company received notices of default from the investors in the 2018 Notes which resulted in a 25%, or $1.1 million, increase in principal and an increase in the interest rates from 8% to 18%. The 2018 Notes were exchanged as part of the recent equity financing discussed further in Note 9 and are no longer outstanding.

The following table provide a summary of the outstanding Note at December 31, 2019:

(in millions)	Conversion price	Current interest rate	Principal
Long term convertible notes payable
8.0% July 2019 Notes	$1,500	8%	$2.0

The following table provides a summary of the Notes by their maturity dates (absent provisions of default) at December 31, 2018:

(in millions)	Interest rate	Conversion price	Principal	Unamortized Discount	Carrying value
December 4, 2018	8.0%	$1.75	$1.7	$—	$1.7
March 1, 2019	8.0%	1.75	0.6	(0.5)	0.1
March 21, 2019	8.0%	1.75	0.4	(0.2)	0.2
December 4, 2019	8.0%	1.75	0.9	(0.9)	—
March 1, 2020	8.0%	1.75	0.8	(0.8)	—
March 21, 2020	8.0%	1.75	0.1	(0.1)	—
Total Convertible Notes Payable, net			$4.5	$(2.5)	$2.0